Schedule of Prepayments and Other Current Assets (Details) - CNY (¥) ¥ in Thousands		Jun. 30, 2026	Dec. 31, 2025
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Deductible Value Added Tax (“VAT”)		¥ 31,094	¥ 23,135
Staff advance	[1]	4,452	15,849
Service fees	[2]	23,400	14,781
Rental and other deposits		2,602	2,580
Others		2,708	3,714
Balance at the end of the year		¥ 64,256	¥ 60,059

[1]	Staff advances mainly consist of business expenses advanced to employees.
[2]	Service fees mainly consist of prepayment of cloud server hosting fees, directors and officers’ insurance fees and others.